Subsequent Events (Details)						1 Months Ended
	Feb. 28, 2020 USD ($) item $ / shares shares	Feb. 20, 2020 USD ($) item $ / shares shares	Feb. 19, 2020 USD ($) item $ / shares shares	Feb. 13, 2020 USD ($) item $ / shares shares	Jul. 03, 2019 USD ($) item $ / shares shares	Jan. 31, 2020 USD ($) shares	Sep. 26, 2018 USD ($)
Private Placement [Member]
Subsequent Event [Line Items]
Placement agent fees and expenses | $					$ 337,496
Private Placement [Member] | Investor Warrants [Member]
Subsequent Event [Line Items]
Warrants issued to purchase ADS (in shares) | shares					1,184,213
Term of the warrants					5 years
Exercise price of warrants (in dollars per ADS)					$ 3.00
Threshold consecutive trading day period to call for exercise of warrants | item					10
Threshold minimum daily volume weighted average price (in dollars per ADS)					$ 4.50
Private Placement [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Warrants issued to purchase ADS (in shares) | shares					177,629
Exercise price of warrants (in dollars per ADS)					$ 2.85
Aspire Capital Fund LLC [Member]
Subsequent Event [Line Items]
Gross proceeds | $							$ 20,000,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Aggregate ADSs issued (in shares) | shares	5,620,296	5,620,296	5,620,296	5,620,296
Gross proceeds | $	$ 9,500,000	$ 9,500,000	$ 9,500,000	$ 9,500,000
Share issue price (in dollars per ADS)	$ 1.70	$ 1.70	$ 1.70	$ 1.70
Placement agent fees and expenses | $	$ 808,362	$ 808,362	$ 808,362	$ 808,362
Subsequent Event [Member] | Private Placement [Member] | Investor Warrants [Member]
Subsequent Event [Line Items]
Warrants issued to purchase ADS (in shares) | shares	2,810,136	2,810,136	2,810,136	2,810,136
Term of the warrants	5 years	5 years	5 years	5 years
Exercise price of warrants (in dollars per ADS)	$ 2.20	$ 2.20	$ 2.20	$ 2.20
Threshold period for exercise of warrants on cashless basis	6 months	6 months	6 months	6 months
Threshold consecutive trading day period to call for exercise of warrants | item	10	10	10	10
Threshold minimum daily volume weighted average price (in dollars per ADS)	$ 3.30	$ 3.30	$ 3.30	$ 3.30
Subsequent Event [Member] | Private Placement [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Warrants issued to purchase ADS (in shares) | shares	449,623	449,623	449,623	449,623
Exercise price of warrants (in dollars per ADS)	$ 2.55	$ 2.55	$ 2.55	$ 2.55
Subsequent Event [Member] | Aspire Capital Fund LLC [Member]
Subsequent Event [Line Items]
Aggregate ADSs issued (in shares) | shares						650,000
Gross proceeds | $						$ 1,108,000